UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008


                      USAA PRECIOUS METALS AND MINERALS FUND



[LOGO OF USAA]
   USAA(R)

                  [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

 ==============================================

     SEMIANNUAL REPORT
     USAA PRECIOUS METALS AND MINERALS FUND
     FUND SHARES o INSTITUTIONAL SHARES
     NOVEMBER 30, 2008

 ==============================================

================================================================================

================================================================================

FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL AGAINST INFLATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Portfolio of Investments                                                  18

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      23

   Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                              43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

--------------------------------------------------------------------------------

DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

================================================================================

2  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MARK JOHNSON]                         [PHOTO OF DAN DENBOW]

MARK JOHNSON, CFA                               DAN DENBOW, CFA
USAA Investment                                 USAA Investment
Management Company                              Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  For the six-month period ended November 30, 2008, the USAA Precious Metals and Minerals Fund Shares had a total return of -47.16%. This compares to returns of -49.39% for the Lipper Gold Funds Index, -35.18% for the S&P 500 Index, -8.04% for London Gold, and -44.01% for the Philadelphia Gold & Silver Index
  (XAU).

  In October 2008, Dan Denbow began co-managing the Fund. Mr. Denbow has 16 years of investment experience, 10 of them with USAA Investment Management Company.

o WHAT HAPPENED IN THE PRECIOUS METALS AND MINERALS MARKETS DURING THE REPORTING PERIOD?

  As the period began, the prices of all commodities were rising dramatically and did so until mid-July, when the U.S. dollar bottomed and it became clear the emergent global recession would reduce demand for commodities. At the same time, there was tremendous de-leveraging by hedge funds, which sold gold and other commodities to raise cash.

  Refer to pages 12 and 15 for benchmark definitions.

  Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

  The price of gold itself has held up relatively well, falling only 7.72% over the reporting period. Compare this with oil, which was down 57.26% over the same period, or copper, which was down 55.25%.

o IF GOLD WAS DOWN LESS THAN 8%, WHY DOES LIPPER SHOW GOLD-ORIENTED FUNDS DOWN NEARLY 50%, ON AVERAGE?

  Gold prices, overall commodity prices, and gold-mining company prices have distinctive differences. The Fund traditionally doesn't invest in gold itself, but in gold-mining stocks and other metals and minerals mining company stocks. These companies tend to be heavily leveraged to the underlying commodity price, so they have a disproportionate reaction to changes in price. Additionally, as hybrids they act like stocks as well as commodities, so they were not immune to the global stock market sell-off that particularly was hard on commodity stocks.

  It's important to understand that when the underlying commodity's price declines, the costs to explore and produce don't follow as quickly. Take the case of copper producer Freeport-McMoRan Copper & Gold, Inc.: a portion of its production was at a cost of $2 per pound during the third quarter of 2008. As the commodity itself went from $4.07 per pound in July to $1.62 per pound by the end of November, this production went from wildly profitable to seriously unprofitable. Therefore, its stock price was down 65% amid panic selling. It just takes time for equilibrium to be established in a crisis environment.

o WHAT'S YOUR OUTLOOK?

  The big problem now is deflation, which is not good for gold stocks, so over the short term we could be in for a rough ride. Gold tends to move inversely with the dollar. At the moment there remains a flood of money into the safe haven of U.S. Treasuries, which makes the

  You will find a complete list of securities that the Fund owns on pages 18-20.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  dollar stronger. We believe the initial catalyst for higher gold prices will be weakness in the dollar as global investors become slowly, and then increasingly, more willing to take on risk.

  As the economy recovers, the sheer amount of liquidity that governments are pumping into the financial system to avert a global meltdown is likely to cause inflation. Inflation generally is bad for the currencies being inflated and good for gold, which acts as a currency proxy.

o WHEN WILL THIS HAVE THE EXPECTED IMPACT ON GOLD?

  It's hard to say, because there still is so much dislocation from hedge-fund redemptions. However, as of the date of this commentary, we believe that mining stocks are in a good position to recover as their costs come down and, in a recovering economy, their underlying commodity prices increase.

  This has been a very trying period in which the normal rules of diversification haven't worked well. Fundamentals have been ignored as a panic mentality took over. Virtually all asset classes with the exception of U.S. Treasury securities have declined.

  Looking from a longer-term perspective, the Fund's most important function is as a portfolio diversifier. The Fund tends to be uncorrelated with other USAA fund offerings, which means a small holding has the potential to reduce overall portfolio volatility significantly and lead to more consistent rates of return. Over time, the Fund has done this job very well.

================================================================================

6  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

FUND RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND SHARES

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
                   out of 61 specialty - precious metals funds
                     for the period ended November 30, 2008:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                 out of 61 funds

                                     5-YEAR
                                     * * * *
                                 out of 58 funds

                                     10-YEAR
                                     * * * *
                                 out of 35 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                               PEERLESS PERFORMER

The American Association of Individual Investors (AAII) included the USAA Precious Metals and Minerals Fund among its "Peerless Performers: The Top Funds Over 5 Years." The Fund was among seven USAA funds recognized in the AAII Journal April issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2007.

--------------------------------------------------------------------------------

The AAII is an independent nonprofit association whose purpose is to help its members become effective managers of their own assets through programs of education, information, and research. In its 27th Edition, 2008, of The Individual Investor's Guide to the Top Mutual Funds, AAII ranked mutual funds during the period 2003-2007. To be rated a top fund, no-load and low-load mutual funds open to new investors must have beaten their peer group benchmarks on a five-year annualized total return basis. Past performance is no guarantee of future results. Go to WWW.AAII.COM for more information.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                            LIPPER LEADERS (OVERALL)

                         [5]                        [5]
                     TOTAL RETURN               CONSISTENT
                                                  RETURN

The Precious Metals and Minerals Fund Shares are listed as a Lipper Leader for Total Return and Consistent Return among 52 and 51 funds, respectively, within the Lipper Gold Oriented Funds category for the overall period ended November 30, 2008. The Fund Shares received a Lipper Leader rating for Total Return among 52, 48, and 28 funds for the three-, five-, and 10-year periods, respectively. The Fund Shares received a score of 4 for Consistent Return among 51 funds for the three-year period and a Lipper Leader rating among 48 and 28 funds for the five- and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2008. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of November 30, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (Ticker Symbol: USAGX)

--------------------------------------------------------------------------------
                                             11/30/08           5/31/08
--------------------------------------------------------------------------------
Net Assets                               $681.1 Million     $1,214.0 Million
Net Asset Value Per Share                   $18.77               $35.52

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
--------------------------------------------------------------------------------

5/31/08 to 11/30/08*             1 YEAR              5 YEARS            10 YEARS
     -47.16%                     -40.42%              4.97%              16.29%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.19%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

          USAA PRECIOUS METALS AND      LIPPER GOLD FUNDS                      PHILADELPHIA GOLD &
           MINERALS FUND SHARES              INDEX             LONDON GOLD     SILVER INDEX (XAU)     S&P 500 INDEX
11/30/98       $10,000.00                 $10,000.00           $10,000.00          $10,000.00           $10,000.00
12/31/98        10,054.05                   9,947.65             9,765.86            9,158.12            10,575.87
01/31/99         9,891.89                   9,717.49             9,684.42            8,917.08            11,017.95
02/28/99         9,585.59                   9,476.02             9,740.41            8,539.09            10,675.58
03/31/99         9,639.64                   9,522.68             9,482.52            8,439.14            11,102.58
04/30/99        11,081.08                  10,892.70             9,725.14           10,380.96            11,532.52
05/31/99         9,603.60                   9,326.76             9,114.35            8,627.83            11,260.49
06/30/99        10,036.04                   9,708.05             8,856.46            9,486.78            11,883.72
07/31/99         9,315.32                   9,214.02             8,673.23            8,911.31            11,514.27
08/31/99         9,567.57                   9,547.61             8,646.08            9,645.01            11,457.27
09/30/99        11,945.95                  11,658.28            10,145.91           11,495.53            11,143.56
10/31/99        10,954.95                  10,506.66            10,149.30            9,963.98            11,848.44
11/30/99        10,504.50                  10,218.36             9,886.33            9,620.91            12,089.28
12/31/99        10,774.77                  10,384.78             9,849.00            9,754.37            12,800.32
01/31/00         9,693.69                   9,357.82             9,613.17            8,607.74            12,157.27
02/29/00         9,765.77                   9,343.43             9,964.37            8,639.07            11,927.38
03/31/00         9,225.23                   8,824.20             9,390.91            8,175.84            13,093.47
04/30/00         8,666.67                   8,351.06             9,333.22            7,922.61            12,699.68
05/31/00         8,774.77                   8,459.06             9,238.21            8,176.76            12,439.34
06/30/00         9,441.44                   8,932.08             9,777.74            8,400.96            12,745.70
07/31/00         8,756.76                   8,312.23             9,390.91            7,389.57            12,546.61
08/31/00         9,387.39                   8,860.98             9,399.39            7,658.14            13,325.50
09/30/00         8,702.70                   8,259.96             9,285.71            7,305.70            12,622.18
10/31/00         7,873.87                   7,525.63             8,975.23            6,420.32            12,568.55
11/30/00         8,342.34                   7,852.05             9,131.32            6,919.29            11,578.46
12/31/00         9,161.07                   8,583.70             9,312.86            7,557.31            11,635.26
01/31/01         9,034.33                   8,572.68             8,975.23            7,182.46            12,047.82
02/28/01         9,432.64                   8,924.53             9,049.88            7,763.24            10,949.98
03/31/01         8,654.13                   8,110.02             8,744.49            7,035.12            10,256.68
04/30/01        10,066.31                   9,310.86             8,929.42            8,153.16            11,053.10
05/31/01        10,573.25                   9,739.68             9,077.03            8,466.25            11,127.25
06/30/01        10,935.35                   9,803.83             9,182.22            7,893.13            10,856.53
07/31/01        10,319.78                   9,282.10             9,022.73            7,864.97            10,749.61
08/31/01        11,007.77                   9,810.13             9,263.66            8,419.21            10,077.34
09/30/01        11,496.60                  10,130.78             9,945.71            8,604.21             9,263.64
10/31/01        11,261.23                   9,919.19             9,458.77            8,120.97             9,440.39
11/30/01        11,351.76                   9,922.43             9,348.49            7,847.44            10,164.35
12/31/01        11,998.10                  10,406.99             9,382.42            8,128.33            10,253.44
01/31/02        13,584.47                  11,584.36             9,579.23            9,158.74            10,103.90
02/28/02        15,116.14                  12,754.36            10,072.96            9,765.24             9,909.00
03/31/02        16,666.05                  13,987.47            10,227.35           10,629.96            10,281.71
04/30/02        17,668.93                  14,827.05            10,458.09           11,090.31             9,658.63
05/31/02        21,352.24                  17,575.31            11,082.46           12,664.48             9,587.72
06/30/02        18,453.00                  15,425.51            10,807.60           10,747.58             8,905.02
07/31/02        15,316.72                  12,787.59            10,337.63            9,105.25             8,211.04
08/31/02        18,015.38                  14,850.56            10,614.18           10,525.97             8,264.80
09/30/02        18,051.85                  14,970.84            10,984.05           10,569.73             7,367.48
10/31/02        16,574.88                  13,723.37            10,753.31            9,614.90             8,015.22
11/30/02        16,647.82                  13,746.69            10,826.26            9,605.81             8,486.53
12/31/02        20,109.94                  16,727.86            11,781.47           11,651.90             7,988.22
01/31/03        20,659.08                  16,889.19            12,470.31           11,688.34             7,779.36
02/28/03        19,049.53                  15,863.01            11,789.96           10,998.48             7,662.46
03/31/03        18,008.05                  14,695.14            11,362.40           10,232.68             7,736.65
04/30/03        18,064.86                  14,652.41            11,426.87            9,989.08             8,373.62
05/31/03        20,261.43                  16,329.86            12,263.32           11,252.32             8,814.38
06/30/03        21,075.67                  16,814.41            11,740.75           12,051.06             8,926.98
07/31/03        22,609.48                  17,748.92            12,037.67           12,432.59             9,084.45
08/31/03        26,093.69                  20,292.13            12,745.16           13,996.25             9,261.27
09/30/03        27,343.46                  21,014.84            13,165.93           14,022.99             9,163.21
10/31/03        31,187.45                  23,516.94            13,106.55           15,099.05             9,681.30
11/30/03        35,466.97                  25,496.74            13,517.14           16,894.58             9,766.38
12/31/03        34,474.13                  25,821.46            14,124.53           16,773.51            10,278.22
01/31/04        30,977.04                  23,405.62            13,564.64           14,742.91            10,466.84
02/29/04        31,394.31                  23,860.84            13,432.30           15,422.83            10,612.27
03/31/04        33,520.38                  25,288.37            14,377.33           16,231.95            10,452.19
04/30/04        26,665.29                  20,018.36            13,182.90           12,681.05            10,288.33
05/31/04        28,850.97                  21,525.87            13,344.08           13,919.00            10,429.23
06/30/04        27,956.83                  20,860.90            13,430.61           13,374.07            10,631.97
07/31/04        27,003.08                  20,483.39            13,281.30           13,487.55            10,280.12
08/31/04        28,672.15                  21,822.14            13,819.14           14,724.94            10,321.32
09/30/04        30,679.00                  23,851.18            14,104.17           15,847.98            10,433.13
10/31/04        31,374.44                  24,323.62            14,440.11           16,086.10            10,592.52
11/30/04        32,705.72                  25,638.21            15,385.14           16,626.43            11,020.97
12/31/04        30,767.73                  24,230.80            14,781.13           15,483.01            11,395.88
01/31/05        29,081.82                  22,961.85            14,324.74           14,253.76            11,118.11
02/28/05        31,068.78                  24,749.26            14,776.04           15,456.46            11,351.96
03/31/05        29,663.86                  23,449.74            14,506.28           14,669.80            11,151.15
04/30/05        26,894.16                  21,213.21            14,784.53           13,079.60            10,939.76
05/31/05        27,295.57                  21,512.26            14,063.45           13,532.78            11,287.54
06/30/05        30,085.34                  23,312.20            14,832.03           14,590.61            11,303.71
07/31/05        29,804.35                  23,319.94            14,557.18           14,247.22            11,723.90
08/31/05        31,630.75                  24,400.18            14,701.39           15,057.83            11,616.99
09/30/05        36,427.54                  28,283.56            16,058.70           17,781.10            11,711.03
10/31/05        33,978.97                  26,451.14            15,973.87           16,760.78            11,515.69
11/30/05        37,631.76                  29,139.64            16,818.80           18,078.38            11,950.81
12/31/05        42,844.89                  32,330.48            17,407.53           20,213.31            11,955.10
01/31/06        49,783.42                  38,408.54            19,299.29           24,355.44            12,271.64
02/28/06        47,416.63                  35,887.68            18,866.64           21,071.11            12,304.83
03/31/06        52,797.53                  39,439.36            19,748.90           22,409.29            12,457.97
04/30/06        59,371.93                  44,205.59            21,852.73           25,030.49            12,625.14
05/31/06        54,152.87                  40,388.63            22,158.13           22,593.12            12,262.22
06/30/06        54,699.05                  40,147.90            20,817.78           22,781.50            12,278.50
07/31/06        54,820.42                  40,166.66            21,462.50           22,520.47            12,354.18
08/31/06        57,591.79                  41,522.24            21,157.11           23,324.34            12,647.68
09/30/06        52,089.51                  37,770.29            20,334.24           20,450.08            12,973.42
10/31/06        56,135.30                  40,588.83            20,486.94           21,878.09            13,395.92
11/30/06        62,669.25                  44,580.62            21,944.35           23,803.93            13,650.27
12/31/06        61,351.44                  43,624.04            21,445.54           22,744.75            13,841.77
01/31/07        61,859.39                  43,349.64            22,073.29           22,382.86            14,050.89
02/28/07        63,118.22                  44,199.21            22,538.17           22,360.99            13,776.89
03/31/07        63,316.98                  44,625.81            22,455.04           21,962.29            13,930.68
04/30/07        63,339.07                  45,447.79            22,972.51           21,990.16            14,547.50
05/31/07        63,736.59                  45,678.96            22,365.12           22,444.92            15,054.67
06/30/07        62,698.61                  45,060.77            22,073.29           21,842.14            14,804.70
07/31/07        63,780.76                  46,207.75            22,582.29           23,912.05            14,346.30
08/31/07        61,395.61                  43,565.27            22,802.85           22,655.02            14,560.97
09/30/07        74,271.02                  52,756.72            25,212.08           27,167.08            15,104.96
10/31/07        84,739.19                  59,335.84            26,789.96           30,302.36            15,345.20
11/30/07        75,883.20                  53,552.15            26,586.36           27,580.30            14,703.46
12/31/07        78,332.03                  54,308.44            28,291.48           27,952.22            14,601.63
01/31/08        85,245.10                  58,045.12            31,328.47           30,072.31            13,725.93
02/29/08        92,664.00                  63,014.45            32,965.73           31,737.44            13,280.45
03/31/08        85,004.22                  57,359.90            31,676.28           28,552.27            13,222.99
04/30/08        79,560.48                  54,157.93            29,555.48           27,687.19            13,866.77
05/31/08        85,558.23                  57,813.00            30,055.99           29,373.68            14,046.35
06/30/08        88,713.67                  58,832.65            31,566.00           31,620.47            12,863.35
07/31/08        79,006.48                  51,786.36            31,150.32           27,367.52            12,755.18
08/31/08        69,997.81                  45,785.44            28,266.03           24,212.04            12,939.76
09/30/08        61,784.03                  40,137.25            30,013.57           21,302.72            11,788.06
10/31/08        36,612.76                  24,867.21            24,796.40           13,191.29             9,808.53
11/30/08        45,211.93                  29,258.12            27,638.28           16,562.95             9,104.44

                                   [END CHART]

           Data from 11/30/98 to 11/30/08.

See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                        11/30/08
--------------------------------------------------------------------------------
Net Assets                                                          $4.0 Million
Net Asset Value Per Share                                              $18.77

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/08
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -40.68%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement           1.14%     After Reimbursement               0.94%

*The USAA Precious Metals and Minerals Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.94%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.94%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                           USAA PRECIOUS METALS
                                                 PHILADELPHIA GOLD &         AND MINERALS FUND        LIPPER GOLD FUNDS
             LONDON GOLD      S&P 500 INDEX       SILVER INDEX (XAU)        INSTITUTIONAL SHARES            INDEX
07/31/08     $10,000.00        $10,000.00            $10,000.00                  $10,000.00               $10,000.00
08/31/08       9,074.07         10,144.71              8,847.00                    9,184.58                 8,841.22
09/30/08       9,635.08          9,241.78              7,783.94                    8,106.83                 7,750.54
10/31/08       7,960.24          7,689.85              4,820.05                    4,804.05                 4,801.88
11/30/08       8,872.55          7,137.84              6,052.05                    5,932.36                 5,649.77

                                   [END CHART]

      *Data from 7/31/08 to 11/30/08.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold & Silver Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2008, while the institutional shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Institutional Shares to the following benchmarks:

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/08
                                (% of Net Assets)

Agnico-Eagle Mines Ltd. ................................................    6.6%
Goldcorp, Inc. .........................................................    6.1%
Newmont Mining Corp. ...................................................    6.1%
Kinross Gold Corp. .....................................................    6.0%
Eldorado Gold Corp. ....................................................    5.8%
Impala Platinum Holdings Ltd. ..........................................    5.0%
Newcrest Mining Ltd. ...................................................    4.9%
Barrick Gold Corp. .....................................................    4.7%
Royal Gold, Inc. .......................................................    4.7%
Yamana Gold, Inc. ......................................................    4.1%

You will find a complete list of securities that the Fund owns on pages 18-20.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                        82.2%
PLATINUM GROUP METALS                                        7.4%
SILVER                                                       6.0%
BASE METALS                                                  2.3%
OTHER*                                                       2.5%

                                   [END CHART]

   * Includes money market instruments.

   Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.9%)

             COMMON STOCKS (97.9%)
             ---------------------
             GOLD (82.2%)

             AFRICAN GOLD COMPANIES (4.0%)
 3,300,000   Gold Fields Ltd. ADR                                                        $ 27,126
                                                                                         --------
             AUSTRALIAN GOLD COMPANIES (10.9%)
   600,000   Australian Solomons Gold Ltd., acquired 8/23/2006; cost $707*(a)                  19
19,000,000   Lihir Gold Ltd.*                                                              27,413
 2,100,000   Newcrest Mining Ltd.                                                          33,810
 5,600,000   Sino Gold Ltd.*                                                               13,294
                                                                                         --------
                                                                                           74,536
                                                                                         --------
             EUROPEAN GOLD COMPANIES (3.3%)
   600,000   Randgold Resources Ltd. ADR                                                   22,938
                                                                                         --------
             NORTH AMERICAN GOLD COMPANIES (60.3%)
   900,000   Agnico-Eagle Mines Ltd.(b)                                                    33,894
   300,000   Agnico-Eagle Mines Ltd., acquired 11/19/2008; cost $9,450*(a),(c)             11,298
   750,000   American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a)                   12
 1,800,000   Anatolia Minerals Development Ltd.*                                            1,524
 4,900,000   Aurizon Mines Ltd.*                                                           11,221
 2,000,000   Axmin, Inc., acquired 12/06/2006; cost $1,647*(a)                                 97
   400,000   Axmin, Inc., acquired 06/03/2008; cost $159*(a),(b)                               19
 1,100,000   Barrick Gold Corp.                                                            32,406
 2,300,000   Centerra Gold, Inc.*                                                           4,673
 7,000,000   Eldorado Gold Corp.*                                                          39,900
 4,700,000   Gammon Gold, Inc.*                                                            14,241
 1,860,000   Gold Wheaton Gold Corp., acquired 6/19/2008; cost $802*(a)                       412
 1,550,000   Goldcorp, Inc.                                                                41,803
 6,600,000   Great Basin Gold Ltd.*                                                         5,676
 5,400,000   IAMGOLD Corp.                                                                 25,380
 3,000,000   Jinshan Gold Mines, Inc., acquired 12/07/2005-6/20/2007; cost $1,520*(a)       1,161
 2,800,000   Kinross Gold Corp.                                                            41,300
   200,000   Metallic Ventures Gold, Inc., acquired 12/10/2002; cost $385*(a)                  60
 2,000,000   Minefinders Corp. Ltd.*                                                        8,140
 2,800,000   New Gold, Inc.*                                                                3,048
 1,240,000   Newmont Mining Corp.                                                          41,726

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
   375,000   Northern Star Mining Corp., acquired 5/05/2006; cost $373*(a)               $    212
   150,000   Red Back Mining, Inc., acquired 11/21/2008; cost $411*(a),(b),(c)                618
 4,300,000   Red Back Mining, Inc.*                                                        21,635
   800,000   Royal Gold, Inc.                                                              32,000
 4,000,000   San Gold Corp.*                                                                3,419
 2,300,000   Semafo, Inc., acquired 10/31/2006-1/31/2007; cost $3,592*(a)                   2,133
 5,100,000   Western Goldfields, Inc.*                                                      6,991
 4,800,000   Yamana Gold, Inc.                                                             27,888
                                                                                         --------
                                                                                          412,887
                                                                                         --------
             SOUTH AMERICAN GOLD COMPANIES (3.7%)
 1,400,000   Compania de Minas Buenaventura S.A. ADR                                       25,200
                                                                                         --------
             Total Gold (cost: $600,715)                                                  562,687
                                                                                         --------
             BASE METALS (2.3%)
   610,000   Freeport-McMoRan Copper & Gold, Inc.                                          14,634
 1,700,000   Nautilus Minerals, Inc., acquired 2/02/2007-11/10/2008; cost $3,683*(a)        1,521
                                                                                         --------
             Total Base Metals (cost: $39,873)                                             16,155
                                                                                         --------
             PLATINUM GROUP METALS (7.4%)
   350,000   Anglo Platinum Ltd.                                                           16,111
 2,800,000   Impala Platinum Holdings Ltd.                                                 34,445
                                                                                         --------
             Total Platinum Group Metals (cost: $67,583)                                   50,556
                                                                                         --------
             SILVER (6.0%)
   300,000   Mines Management, Inc.*                                                          291
 1,300,000   Pan American Silver Corp.*                                                    18,408
 5,100,000   Silver Wheaton Corp.*                                                         17,595
 3,000,000   Silvercorp Metals, Inc.                                                        4,838
                                                                                         --------
             Total Silver (cost: $110,104)                                                 41,132
                                                                                         --------
             Total Common Stocks (cost: $818,275)                                         670,530
                                                                                         --------
             WARRANTS (0.0%)
             ---------------
             GOLD (0.0%)

             NORTH AMERICAN GOLD COMPANIES (1.7%)
   200,000   Axmin, Inc., acquired 6/12/2008; cost $0*(a),(b)                                   -
   930,000   Gold Wheaton Gold Corp., acquired 6/19/2008; cost $128*(a)                        53
    60,000   Metallic Ventures Gold, Inc., acquired 3/18/2004; cost $0*(a)                      1
   930,000   New Gold, Inc.*                                                                   15
    85,250   New Gold, Inc., acquired 1/19/2007; cost $0*(a),(b)                                -
                                                                                         --------
             Total Gold (cost: $363)                                                           69
                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             BASE METALS (0.0%)
   297,050   Nautilus Minerals, Inc., acquired 2/20/2007; cost $0*(a),(b)                $      -
                                                                                         --------
             SILVER (0.0%)
   150,000   Mines Management, Inc.* (cost $0)                                                 80
                                                                                         --------
             Total Warrants (cost: $363)                                                      149
                                                                                         --------
             Total Equity Securities (cost: $818,638)                                     670,679
                                                                                         --------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
17,461,293   State Street Institutional Liquid Reserves Fund, 1.71%(d)                     17,461
                                                                                         --------
             Total Money Market Instruments (cost: $17,461)                                17,461
                                                                                         --------

             TOTAL INVESTMENTS (COST: $836,099)                                          $688,140
                                                                                         ========

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 84.9% of net assets at November 30, 2008.

o CATEGORIES AND DEFINITIONS

  WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2008, was $17,616,000, which represented 2.6% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

  (b) Security was fair valued at November 30, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (d) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $836,099)         $ 688,140
  Cash                                                                      2,608
  Cash denominated in foreign currencies (identified cost of $5,401)        4,250
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                         13
      Nonaffiliated transactions                                              689
    Dividends and interest                                                    365
    Securities sold                                                         2,316
    Other                                                                       3
                                                                        ---------
       Total assets                                                       698,384
                                                                        ---------
LIABILITIES
  Payables:
    Securities purchased                                                   12,484
    Capital shares redeemed                                                   304
  Accrued management fees                                                     389
  Accrued transfer agent's fees                                                73
  Other accrued expenses and payables                                          38
                                                                        ---------
       Total liabilities                                                   13,288
                                                                        ---------
         Net assets applicable to capital shares outstanding            $ 685,096
                                                                        =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $ 753,288
  Overdistribution of net investment income                               (30,050)
  Accumulated net realized gain on investments                            110,980
  Net unrealized depreciation of investments                             (147,959)
  Net unrealized depreciation of foreign currency translations             (1,163)
                                                                        ---------
         Net assets applicable to capital shares outstanding            $ 685,096
                                                                        =========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $681,112/36,288 shares outstanding)      $   18.77
                                                                        =========
    Institutional Shares (net assets of $3,984/212 shares outstanding)  $   18.77
                                                                        =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $129)                    $   6,557
  Interest                                                                   436
  Securities lending (net)                                                   153
                                                                       ---------
       Total income                                                        7,146
                                                                       ---------
EXPENSES
  Management fees                                                          3,702
  Administration and servicing fees:
    Fund Shares                                                              699
  Transfer agent's fees:
    Fund Shares                                                            1,335
  Custody and accounting fees:
    Fund Shares                                                              102
  Postage:
    Fund Shares                                                               60
  Shareholder reporting fees:
    Fund Shares                                                               23
  Trustees' fees                                                               6
  Registration:
    Fund Shares                                                               30
  Professional fees                                                           93
  Other                                                                        8
                                                                       ---------
       Total expenses                                                      6,058
  Expenses paid indirectly:
    Fund Shares                                                              (32)
                                                                       ---------
       Net expenses                                                        6,026
                                                                       ---------
NET INVESTMENT INCOME                                                      1,120
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                           59,912
    Foreign currency transactions                                            (49)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                         (654,758)
    Foreign currency translations                                         (1,224)
                                                                       ---------
       Net realized and unrealized loss                                 (596,119)
                                                                       ---------
  Decrease in net assets resulting from operations                     $(594,999)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                                 11/30/2008        5/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                   $    1,120       $   (2,442)
  Net realized gain on investments                                   59,912          115,770
  Net realized gain (loss) on foreign currency transactions             (49)              26
  Change in net unrealized appreciation/depreciation of:
    Investments                                                    (654,758)         156,068
    Foreign currency translations                                    (1,224)              61
                                                                 ---------------------------
    Increase (decrease) in net assets resulting from
      operations                                                   (594,999)         269,483
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                           -          (17,746)
  Net realized gains:
    Fund Shares                                                           -          (63,702)
                                                                 ---------------------------
    Distributions to shareholders                                         -          (81,448)
                                                                 ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                        61,760          209,480
  Institutional Shares*                                               4,157                -
                                                                 ---------------------------
    Total net increase in net assets from capital
      share transactions                                             65,917          209,480
                                                                 ---------------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 7D):
    Fund Shares                                                         142               49
    Institutional Shares*                                                 4                -
                                                                 ---------------------------
  Net increase (decrease) in net assets                            (528,936)         397,564
NET ASSETS
  Beginning of period                                             1,214,032          816,468
                                                                 ---------------------------
  End of period                                                  $  685,096       $1,214,032
                                                                 ===========================
Overdistribution of net investment income:
  End of period                                                  $  (30,050)      $  (31,170)
                                                                 ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares) and, effective August 1, 2008, Precious Metals and Minerals Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

         However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Repurchase agreements are valued at cost, which approximates market value.

     6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

     The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      $575,744,000
Level 2 - Other Significant Observable Inputs                 111,778,000
Level 3 - Significant Unobservable Inputs                         618,000
--------------------------------------------------------------------------------
Total                                                        $688,140,000
--------------------------------------------------------------------------------

     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Balance as of May 31, 2008                                      $      -
Net realized gain (loss)                                               -
Change in net unrealized appreciation/depreciation               207,000
Net purchases (sales)                                            411,000
Transfers in and/or out of Level 3                                     -
--------------------------------------------------------------------------------
Balance as of November 30, 2008                                 $618,000
--------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

     These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of November 30, 2008, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

     year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, for the Fund Shares, brokerage commission recapture credits and custodian and other bank credits reduced expenses by $31,000 and $1,000, respectively, resulting in a total reduction in Fund Shares expenses of $32,000. For the period ended November 30, 2008, for the Institutional Shares, there were no brokerage commission recapture credits or custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 2.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $38,497,000 and $109,224,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $117,338,000 and $265,297,000, respectively, resulting in net unrealized depreciation of $147,959,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2008, the Fund received securities-lending income of $153,000, which is net of the 20% income retained by Wachovia. As of November 30, 2008, the Fund did not have any securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2008, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED          YEAR ENDED
                                           11/30/2008                 5/31/2008
------------------------------------------------------------------------------------
                                      SHARES       AMOUNT        SHARES      AMOUNT
                                     -----------------------------------------------
FUND SHARES:
Shares sold                           8,947      $ 230,697       14,089    $ 484,365
Shares issued from reinvested
  dividends                               -              -        2,457       78,134
Shares redeemed                      (6,838)      (168,937)     (10,653)    (353,019)
                                     -----------------------------------------------
Net increase (decrease) from
  capital share transactions          2,109      $  61,760        5,893    $ 209,480
                                     ===============================================
INSTITUTIONAL SHARES
  (COMMENCED ON AUGUST 1, 2008):
Shares sold                             213      $   4,167            -    $       -
Shares issued from reinvested
  dividends                               -              -            -            -
Shares redeemed                          (1)           (10)           -            -
                                     -----------------------------------------------
Net increase (decrease) from
  capital share transactions            212      $   4,157            -    $       -
                                     ===============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(7)  TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

     The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

     Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,702,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $204,000 and less than $500, respectively. For the Fund Shares and Institutional Shares, the performance adjustment increased the base management fee of 0.75% by 0.04% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of the average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $699,000 and less than $500, respectively.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $8,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.94% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2008, the Institutional Shares did not incur reimbursable expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,335,000 and less than $500, respectively. For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares recorded capital contributions from SAS of $142,000 and $4,000, respectively, for adjustments related to corrections to shareholder accounts.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8)  TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2008, the Fund recorded a receivable for capital shares sold of $13,000 for the Target Funds' purchase of Fund shares. As of November 30, 2008, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.0%*
USAA Target Retirement 2020 Fund                                         0.1
USAA Target Retirement 2030 Fund                                         0.2
USAA Target Retirement 2040 Fund                                         0.2
USAA Target Retirement 2050 Fund                                         0.1

* Represents less than 0.1% of total outstanding shares of the Fund.

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO     NET REALIZED
     SELLER                  PURCHASER               PURCHASER    GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone     USAA Precious Metals and
 Strategy Fund          Minerals Fund                $866,000     $109,000

(10) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

     value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                               NOVEMBER 30,                           YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2008               2008         2007           2006             2005            2004
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  35.52         $    28.86     $  26.77       $  13.60         $  14.52        $  10.70
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                   .08               (.08)(a)      .07(a)         .07(a)           .01(a)         (.07)(a)
  Net realized and
    unrealized gain (loss)       (16.83)              9.59(a)      4.56(a)       13.26(a)          (.78)(a)        4.75(a)
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                     (16.75)              9.51(a)      4.63(a)       13.33(a)          (.77)(a)        4.68(a)
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -               (.59)        (.76)             -                -            (.86)
  Realized capital gains              -              (2.26)       (1.78)          (.16)            (.15)              -
                               ----------------------------------------------------------------------------------------
Total distributions                   -              (2.85)       (2.54)          (.16)            (.15)           (.86)
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  18.77         $    35.52     $  28.86       $  26.77         $  13.60        $  14.52
                               ========================================================================================
Total return (%)*                (47.16)             34.24        17.70(b)       98.39            (5.39)          42.39
Net assets at
  end of period (000)          $681,112         $1,214,032     $816,468       $580,539         $275,768        $291,609
Ratios to average
  net assets:**
  Expenses (%)(c)                  1.30(d)            1.19         1.21(b)        1.21             1.26            1.26
  Net investment
    income (loss) (%)               .24(d)            (.24)         .27            .33              .06            (.49)
Portfolio turnover (%)                4                 28           12             29               27              27

  *   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **   For the six-month period ended November 30, 2008, average net assets were
      $926,780,000. (a) Calculated using average shares. (b) For the year ended
      May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the
      Fund Shares' total return or ratio of expenses to average net assets.
(c)   Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.01%)             (.01%)       (.00%)(+)      (.01%)           (.03%)          (.03%)
      (+) Represents less than 0.01% of average net assets.
(d)   Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:


                                                                                       PERIOD ENDED
                                                                                       NOVEMBER 30,
                                                                                         2008***
                                                                                       ------------
Net asset value at beginning of period                                                     $ 31.64
                                                                                           -------
Income (loss) from investment operations:
  Net investment income(a)                                                                     .06
  Net realized and unrealized loss(a)                                                       (12.93)
                                                                                           -------
Total from investment operations(a)                                                         (12.87)
                                                                                           -------
Net asset value at end of period                                                           $ 18.77
                                                                                           =======
Total return (%)*                                                                           (40.68)
Net assets at end of period (000)                                                          $ 3,984
Ratios to average net assets:**
  Expenses (%)(b),(c)                                                                          .90
  Net investment income (%)(c)                                                                 .98
Portfolio turnover (%)                                                                           4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2008, average net assets were $1,610,000. *** Institutional Shares were initiated on August 1, 2008. (a) Calculated using average shares. For the period ended November 30, 2008, average shares were 92,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008, for Fund Shares or the period of August 1, 2008, through November 30, 2008, for Institutional Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING             DURING PERIOD**
                                   ACCOUNT VALUE          ACCOUNT VALUE         JUNE 1, 2008* -
                                    JUNE 1, 2008*       NOVEMBER 30, 2008     NOVEMBER 30, 2008
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00            $  528.40                  $4.94

Hypothetical
  (5% return before expenses)         1,000.00             1,018.60                   6.53

INSTITUTIONAL SHARES*
Actual                                1,000.00               593.20                   2.34

Hypothetical
  (5% return before expenses)         1,000.00             1,013.37                   2.95

 *  For Institutional Shares, the beginning of the period was August 1, 2008.
** Expenses are equal to the annualized expense ratio of 1.29% for Fund Shares and 0.90% for Institutional Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 119 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (47.16)% for Fund Shares and (40.68)% for Institutional Shares for the period of June 1, 2008, through November 30, 2008, for Fund Shares and August 1, 2008, through November 30, 2008, for Institutional Shares.

================================================================================

44  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      activity, and fund prices; or exchange or
                                     redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
 >> SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23408-0109                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.